Debt - Schedule of Long-term Debt Instruments (Parenthetical) (Details) $ in Thousands	Sep. 30, 2026 USD ($)
Extended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Original Principal / Facility amount	$ 372,500